Acquisition (Tables)	6 Months Ended
Jun. 30, 2022
Asset Acquisition [Abstract]
Schedule of fair value of the identifiable assets acquired and liabilities assumed for the acquired entities
Amount
Cash acquired	$21,601
Other current assets	271,258
Total current assets	292,859

Property and equipment	7,731
Intangible assets, net	2,581,119
Goodwill	1,075,778
Total assets	3,957,487

Current liabilities	1,233,447
Deferred tax liability	370,856
Total liabilities	1,604,303

Non-controlling interest	784,184
Total consideration	$1,569,000